November 24, 2003



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	Merrill Lynch Florida Municipal Bond
        Fund of Merrill Lynch Multi-State
        Municipal Series Trust
        Post-Effective Amendment No. 14 to the
        Registration Statement on Form N-1A
        (Securities Act File No. 33-39555,
        Investment Company Act File No. 811-4375)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the
     Securities Act of 1933, as amended
     (the "1933 Act"), Merrill Lynch New Jersey
     Municipal Bond Fund of Merrill Lynch
     Multi-State Series Trust (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in
     Post-Effective Amendment No. 14 to
     the Fund's Registration Statement on
     Form N-1A; and

(2) the text of Post-Effective Amendment
    No. 14 to the Fund's Registration
    Statement on Form N-1A was filed
    electronically with the Securities
    and Exchange Commission on
    November 19, 2003.

Very truly yours,

Merrill Lynch Florida Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust



Alice A. Pellegrino
Director (Legal Advisory)
Merrill Lynch Investment Managers